Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of lease costs	The lease costs are reflected in the statement of operations and comprehensive lo ss as follow (in

	December 31,
	2021	2020
Research and development	$268	$268
General and administrative	1,057	1,158

Total lease costs	$1,324	$1,426

The weighted-average remaining lease terms and discount rates for operating leases were as
follows:

	December 31,
	2021	2020
Weighted average remaining lease term in years	2.89	2.39
Weighted average discount rate (1)	18%	20%

(1)	For the lease contracts denominated in Canadian dollars, the discount rate was determined on a currency-equivalent basis.
Future minimum operating lease payment under
non-cancelable
leases as of December 31, 2021, were as follows (in thousands):

Summary of future minimum operating lease payment under non-cancelable leases

Year ending December 31,	Operating leases

Year ending December 31,	Operating leases
2022	$1,687
2023	1,384
2024	1,179
2025	1,212
2026	1,245
Thereafter	9,648

Total future minimum lease payments	$16,355